Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 526	$ 37
Accounts receivable:
Trade, net of allowance for doubtful accounts of $13 and $16 as of December 31, 2011 and 2010, respectively	447	362
Williams	62	60
Derivative assets	506	400
Inventories	73	73
Other	60	26
Total current assets	1,674	958
Investments	125	105
Properties and equipment, net (successful efforts method of accounting)	8,222	8,067
Derivative assets	10	173
Other noncurrent assets	401	543
Total assets	10,432	9,846
Accounts payable:
Trade	643	451
Williams	59	64
Accrued and other current liabilities	186	158
Deferred income taxes	116	87
Notes payable to Williams	0	2,261
Derivative liabilities	152	146
Total current liabilities	1,156	3,167
Deferred income taxes	1,556	1,645
Long-term debt	1,503	0
Derivative liabilities	7	143
Asset retirement obligations	283	271
Other noncurrent liabilities	168	136
Contingent liabilities and commitments (Note 12)
Stockholders' equity:
Preferred stock (100 million shares authorized at $0.01 par value; no shares issued)
Common stock (2 billion shares authorized at $0.01 par value; 197 million shares issued at December 31, 2011)	2	0
Additional paid-in-capital	5,457	0
Williams' net investment	0	4,244
Accumulated other comprehensive income	219	168
Total stockholders' equity	5,678	4,412
Noncontrolling interests in consolidated subsidiaries	81	72
Total equity	5,759	4,484
Total liabilities and equity	$ 10,432	$ 9,846